Quarterly Report
April 30, 2021
MFS®  Equity Income Fund
EQI-Q3

Portfolio of Investments
4/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 94.7%
Aerospace & Defense – 0.8%
Honeywell International, Inc.	10,281	$2,293,074
Automotive – 0.3%
Magna International, Inc.	8,078	$762,880
Biotechnology – 0.4%
Gilead Sciences, Inc.	15,621	$991,465
Brokerage & Asset Managers – 0.9%
Charles Schwab Corp.	33,357	$2,348,333
Cable TV – 2.6%
Comcast Corp., “A”	128,808	$7,232,569
Computer Software – 7.1%
Microsoft Corp.	78,068	$19,687,188
Computer Software - Systems – 5.9%
Apple, Inc.	87,419	$11,492,102
Hitachi Ltd.	76,600	3,771,476
SS&C Technologies Holdings, Inc.	14,920	1,107,362
		$16,370,940
Consumer Products – 1.2%
Kimberly-Clark Corp.	24,722	$3,295,937
Electrical Equipment – 0.6%
Johnson Controls International PLC	7,065	$440,432
Schneider Electric SE	6,758	1,080,761
		$1,521,193
Electronics – 5.3%
Intel Corp.	94,063	$5,411,444
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	45,699	5,334,901
Texas Instruments, Inc.	21,513	3,883,312
		$14,629,657
Energy - Independent – 1.5%
Valero Energy Corp.	55,528	$4,106,851
Energy - Integrated – 0.5%
Eni S.p.A.	126,116	$1,505,616
Food & Beverages – 2.7%
General Mills, Inc.	20,960	$1,275,626
J.M. Smucker Co.	34,167	4,475,535
PepsiCo, Inc.	11,876	1,712,044
		$7,463,205
Food & Drug Stores – 1.7%
Seven & I Holdings Co. Ltd.	25,200	$1,083,492
Wal-Mart Stores, Inc.	25,860	3,618,072
		$4,701,564

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
General Merchandise – 0.3%
Dollar General Corp.	3,340	$717,265
Health Maintenance Organizations – 0.4%
Cigna Corp.	4,583	$1,141,213
Insurance – 5.6%
Equitable Holdings, Inc.	82,120	$2,810,968
Everest Re Group Ltd.	4,520	1,251,814
Manulife Financial Corp.	149,799	3,273,108
MetLife, Inc.	73,802	4,696,021
Zurich Insurance Group AG	8,267	3,391,891
		$15,423,802
Internet – 3.8%
Alphabet, Inc., “A” (a)	3,242	$7,630,047
Facebook, Inc., “A” (a)	8,716	2,833,397
		$10,463,444
Leisure & Toys – 1.1%
Activision Blizzard, Inc.	25,118	$2,290,510
Nintendo Co. Ltd.	1,400	803,056
		$3,093,566
Machinery & Tools – 5.3%
AGCO Corp.	36,781	$5,367,083
Eaton Corp. PLC	57,161	8,170,022
Regal Beloit Corp.	6,597	952,805
		$14,489,910
Major Banks – 6.8%
Bank of America Corp.	221,642	$8,983,150
Bank of Nova Scotia	14,013	892,322
JPMorgan Chase & Co.	20,965	3,224,627
Morgan Stanley	28,835	2,380,329
UBS Group AG	215,927	3,292,399
		$18,772,827
Medical & Health Technology & Services – 3.1%
McKesson Corp.	34,041	$6,384,730
Quest Diagnostics, Inc.	15,851	2,090,430
		$8,475,160
Metals & Mining – 1.4%
Rio Tinto PLC	44,835	$3,762,220
Natural Gas - Distribution – 0.4%
UGI Corp.	26,336	$1,151,147
Natural Gas - Pipeline – 3.1%
Enterprise Products Partners LP	227,236	$5,228,700
Magellan Midstream Partners LP	17,061	797,943
ONEOK, Inc.	18,259	955,676
Plains All American Pipeline LP	103,032	935,531
Plains GP Holdings LP	78,115	732,719
		$8,650,569

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 2.5%
Citigroup, Inc.	84,966	$6,052,978
Synchrony Financial	20,811	910,273
		$6,963,251
Pharmaceuticals – 8.3%
Bayer AG	29,839	$1,930,735
Eli Lilly & Co.	38,709	7,074,844
Johnson & Johnson	15,414	2,508,320
Merck & Co., Inc.	82,236	6,126,582
Novartis AG	8,308	709,216
Roche Holding AG	13,814	4,501,557
		$22,851,254
Real Estate – 7.1%
Extra Space Storage, Inc., REIT	30,539	$4,540,844
Lexington Realty Trust, REIT	114,074	1,396,266
Medical Properties Trust, Inc., REIT	94,388	2,081,255
Omega Healthcare Investors, Inc., REIT	18,992	721,696
Public Storage, Inc., REIT	3,368	946,947
Spirit Realty Capital, Inc., REIT	52,154	2,479,401
Starwood Property Trust, Inc., REIT	105,615	2,726,979
STORE Capital Corp., REIT	68,193	2,440,628
W.P. Carey, Inc., REIT	21,633	1,620,095
Weyerhaeuser Co., REIT	19,115	741,089
		$19,695,200
Restaurants – 1.8%
Starbucks Corp.	43,837	$5,018,898
Specialty Stores – 4.4%
Amazon.com, Inc. (a)	1,907	$6,612,370
Home Depot, Inc.	9,230	2,987,474
Target Corp.	12,595	2,610,440
		$12,210,284
Tobacco – 2.4%
British American Tobacco PLC	37,125	$1,375,101
Japan Tobacco, Inc.	106,500	1,991,820
Philip Morris International, Inc.	33,701	3,201,595
		$6,568,516
Trucking – 1.7%
United Parcel Service, Inc., “B”	23,273	$4,744,434
Utilities - Electric Power – 3.7%
AltaGas Ltd. (l)	72,284	$1,350,823
CenterPoint Energy, Inc.	24,607	602,625
Edison International	17,656	1,049,649
Exelon Corp.	107,484	4,830,331
NextEra Energy Partners LP	19,101	1,423,980
NRG Energy, Inc.	27,588	988,202
		$10,245,610
Total Common Stocks		$261,349,042

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Convertible Preferred Stocks – 3.3%
Medical Equipment – 1.9%
Boston Scientific Corp., 5.5%	12,773	$1,501,849
Danaher Corp., 4.75%	2,235	3,829,695
		$5,331,544
Utilities - Electric Power – 1.4%
CenterPoint Energy, Inc., 7%	87,791	$3,907,578
Total Convertible Preferred Stocks		$9,239,122
Preferred Stocks – 0.7%
Computer Software - Systems – 0.7%
Samsung Electronics Co. Ltd.	28,504	$1,878,314
Investment Companies (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 0.04% (v)	2,492,712	$2,492,712

Other Assets, Less Liabilities – 0.4%		1,119,041
Net Assets – 100.0%		$276,078,231
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,492,712 and $272,466,478, respectively.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
4/30/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$272,466,478	$—	$—	$272,466,478
Mutual Funds	2,492,712	—	—	2,492,712
Total	$274,959,190	$—	$—	$274,959,190
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At April 30, 2021, the value of securities loaned was $47,442. These loans were collateralized by U.S. Treasury Obligations (held by the lending agent) of $49,009.

Supplemental Information (unaudited) – continued
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,492,382	$22,105,466	$21,104,987	$(95)	$(54)	$2,492,712
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,170	$—
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.